Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Vessel operating revenues	$ 343,448	$ 164,464	$ 119,967
Operating expenses
Voyage expenses	(3,334)	(3,697)	(6,284)
Vessel operating expenses	(61,237)	(36,999)	(22,423)
Administrative expenses	(7,887)	(6,302)	(7,506)
Depreciation	(69,833)	(41,846)	(28,747)
Operating income	201,157	75,620	55,007
Other income/(expenses)
Interest income	41	327	1,073
Interest expense	(56,221)	(41,805)	(33,875)
Write-off of debt issuance costs	(1,209)	0	(3,388)
Gain/(loss) on derivatives	18,399	(25,182)	(1,555)
Other financial items	137	(771)	(113)
Income before tax	162,304	8,189	17,149
Income tax expense	(99)	(84)	(182)
Net income	$ 162,205	$ 8,105	$ 16,967
Earnings per share:
Basic earnings per share (in dollars per share)	$ 3.04	$ 0.15	$ 0.31
Diluted earnings per share (in dollars per share)	$ 3.04	$ 0.15	$ 0.31